Condensed Consolidated Statements Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 21, 2015	May 29, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net (loss) income			$ (97,057)	$ (679,524)	$ 110,754
Unrealized (loss) gain on derivatives			(41,238)	(39,265)	58,302
Depletion, depreciation and amortization			122,048	178,847	134,737
Accretion of asset retirement obligations			1,182	734	504
Full-cost ceiling impairment			158,633	801,166	0
Stock-based compensation expense			12,362	9,450	5,524
Deferred income tax (benefit) provision			0	(150,327)	64,242
Amortization of debt issuance cost			1,148	852	0
Net gain on asset sales and inventory impairment			(107,277)	(908)	0
Accounts receivable			(14,259)	3,633	(13,318)
Lease and well equipment inventory			(700)	(180)	(211)
Prepaid expenses			(124)	(544)	(783)
Other assets			490	(552)	1,212
Accounts payable, accrued liabilities and other current liabilities			6,611	1,375	607
Royalties payable			7,495	1,654	6,663
Advances from joint interest owners			1,000	700	0
Income taxes payable			(2,848)	2,405	39
Other long-term liabilities			4,144	489	(187)
Net cash provided by operating activities			134,086	208,535	251,481
Proceeds from sale of assets			5,173	139,836	79
Oil and natural gas properties capital expenditures			(379,067)	(432,715)	(560,849)
Expenditures for other property and equipment			(74,845)	(64,499)	(9,152)
Business combination, net of cash acquired			0	(24,028)	0
Restricted cash			43,098	(43,098)	0
Restricted cash in less-than-wholly-owned subsidiaries			1	(650)	(609)
Net cash used in investing activities			(405,640)	(425,154)	(570,531)
Repayments of borrowings			(120,000)	(476,982)	(180,000)
Borrowings under Credit Agreement			120,000	125,000	320,000
Proceeds from issuance of common stock	$ 187,600	$ 181,300	288,510	188,720	181,875
Proceeds from issuance of senior unsecured notes			184,625	400,000	0
Cost to issue equity			(847)	(1,158)	(590)
Cost to issue senior unsecured notes			(2,734)	(9,598)	0
Proceeds from stock options exercised			100	10	43
Capital contribution from non-controlling interest owners in less-than-wholly-owned subsidiaries			0	562	150
Taxes paid related to net share settlement of stock-based compensation			(1,948)	(1,610)	(308)
Net cash provided by financing activities			467,706	224,944	321,170
Increase in cash			196,152	8,325	2,120
Cash at beginning of year			16,732	8,407	6,287
Cash at end of year			212,884	16,732	8,407
Adjustment [Member] | Consolidation, Eliminations [Member]
Net cash provided by operating activities			0	0	0
Net cash used in investing activities			384,801	563,505	173,949
Net cash provided by financing activities			(384,801)	(563,505)	(173,949)
Increase in cash			0	0	0
Cash at beginning of year			0	0	0
Cash at end of year			0	0	0
Adjustment [Member] | Parent
Net cash provided by operating activities			(45,215)	(31,271)	(8,607)
Net cash used in investing activities			(324,724)	(546,715)	(172,749)
Net cash provided by financing activities			469,654	577,973	181,328
Increase in cash			99,715	(13)	(28)
Cash at beginning of year			80	93	121
Cash at end of year			99,795	80	93
Adjustment [Member] | Non-Guarantor Subsidiaries
Net cash provided by operating activities			6,694	13,916	431
Net cash used in investing activities			(64,683)	(31,101)	(1,763)
Net cash provided by financing activities			60,110	17,353	1,350
Increase in cash			2,121	168	18
Cash at beginning of year			186	18	0
Cash at end of year			2,307	186	18
Adjustment [Member] | Existing Guarantor Subsidiaries
Net cash provided by operating activities			172,607	225,890	259,657
Net cash used in investing activities			(401,034)	(410,843)	(569,968)
Net cash provided by financing activities			322,743	193,123	312,441
Increase in cash			94,316	8,170	2,130
Cash at beginning of year			16,466	8,296	6,166
Cash at end of year			110,782	16,466	8,296
Adjustment [Member] | Consolidated Entity
Net cash provided by operating activities			134,086	208,535	251,481
Net cash used in investing activities			(405,640)	(425,154)	(570,531)
Net cash provided by financing activities			467,706	224,944	321,170
Increase in cash			196,152	8,325	2,120
Cash at beginning of year			16,732	8,407	6,287
Cash at end of year			$ 212,884	$ 16,732	$ 8,407